Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of common stock reflected in the unaudited consolidated condensed balance sheet - CleanTech Acquisition Corp [Member] - USD ($)
		6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of common stock reflected in the unaudited consolidated condensed balance sheet [Line Items]
Gross proceeds			$ 172,500,000
Less:
Proceeds allocated to Public Warrants			(6,037,500)
Proceeds allocated to Public Rights			(3,934,879)
Issuance costs allocated to common stock			(3,672,335)
Plus:
Accretion of carrying value to redemption value		$ 145,884	15,369,714
Common stock subject to possible redemption	$ 174,225,000	$ 174,370,884	$ 174,225,000